Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts					$ 1.4	$ 1.9
Advertising costs included in prepaid expenses and other assets					8.3	5.0
Expenses related to advertising costs					83.7	79.9	87.4
Estimated residual values, percentage					15.00%
Amounts of tax included on a gross basis	$ 44.4	$ 37.4	$ 111.9	$ 104.0	$ 133.6	$ 129.4	$ 110.0
Revenue attributable to North American guests					82.00%	83.00%	83.00%